Share Capital (Tables)	6 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Regarding the RSUs Issued	A summary of activity regarding the RSUs issued is as follows:
Weighted Average
	Original Common	Grant Date Fair Value
	Shares	Per Share
Balance, December 31, 2023	-	€-
Granted	1,780,330	0.22
Vested	-	-
Forfeited	-	-
Balance, June 30, 2024	1,780,330	€0.22